Expense Example, No Redemption (Vanguard 500 Index Fund Participant:)	Vanguard 500 Index Fund Vanguard 500 Index Fund - Admiral Shares 1/1/2014 - 12/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	5
3 YEAR	16
5 YEAR	28
10 YEAR	64